SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Authorized, issued and outstanding common shares roll-forward
Authorized, issued and outstanding common shares roll-forward is as follows:

All figures in USD ´000, except number of shares	Authorized Shares	Issued and Out- standing Shares	Common Stock
Balance as of January 1, 2013	90,000,000	52,915,639	529
Common Shares Issued		20,556,250	206
Shares issued in connection with the Scandic acquisition		1,910,112	19
Balance as of December 31, 2013	90,000,000	75,382,001	754
Common Shares Issued in Follow-on Offering		13,800,000	138
Increase in Authorized Shares	90,000,000
Balance as of December 31, 2014	180,000,000	89,182,001	892
Balance as of December 31, 2015	180,000,000	89,182,001	892